LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202
November 30, 2022
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, TrueShares Eagle Global Renewable Energy Income ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 30, 2022, and filed electronically as Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N‑1A on November 30, 2022.
If you have any questions or require further information, please contact the undersigned at (414) 550-7433 or kent.barnes@usbank.com.
Sincerely,
/s/ Kent Barnes
Kent Barnes
Secretary